Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Disclosure of detailed information about business combination
Details of the fair value of identifiable assets and liabilities acquired, purchase consideration and goodwill are as follows (note that fair value was not used as the measurement basis for assets and liabilities that require a different basis, which includes the office leases, contingent liabilities, income taxes and defined benefit pension plans):

(in thousands of USD)	Note	Book value	Adjustment	Fair value
Vessels	8	2,935,213	536,848	3,472,061
Right-of-use assets	8	108,886	101,865	210,751
Intangible assets	9	396	—	396
Investments	26	53,236	—	53,236
Receivables	-	15,438	—	15,438
Current assets	-	186,736	—	186,736
Cash and cash equivalents	-	80,064	—	80,064
LT loans and borrowings	-	(884,455)	(6,161)	(890,616)
Non-current payables	-	(284,831)	(2,104)	(286,935)
Current liabilities	-	(382,432)	(3,185)	(385,617)
Total identifiable net assets acquired		1,828,251	627,263	2,455,514

(in thousands of USD)	Acquisition of the shares on March 12, 2025
Consideration transferred in cash				1,178,960
Share in equity	40.80%
Total identifiable net assets acquired				1,001,938
Goodwill				177,022

(in thousands of USD)	Subsequent acquisitions (transactions with non-controlling shareholders)
Consideration transferred in cash subsequent purchases				137,066
Share in equity	8.54%
Total non-controlling interest acquired				209,792
Movement of equity as a result of the step acquisition of non-controlling interest				(72,726)

(in thousands of USD)	Merger (transactions with non-controlling shareholders)
Consideration transferred in shares		1,461,363
Share in equity	50.65%
Total non-controlling interest acquired		1,217,011
Movement of equity as a result of the step acquisition of non-controlling interest		244,352